INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 20,892	$ 20,892
Accumulated amortization	20,587	19,977
Net Carrying Amount:	305	915
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	10,113	10,113
Accumulated amortization	10,113	10,113
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,877	1,877
Accumulated amortization	1,877	1,877
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,592	3,592
Accumulated amortization	3,592	3,592
Software license [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,651	1,651
Accumulated amortization	1,651	1,651
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,659	3,659
Accumulated amortization	$ 3,354	$ 2,744